Quarterly Holdings Report
for
Fidelity® Small-Mid Cap Opportunities ETF
April 30, 2022
SOE-NPRT3-0622
1.9900257.101

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.9%
	Shares	Value
COMMUNICATION SERVICES – 2.5%
Interactive Media & Services – 0.8%
j2 Global, Inc. (a)	1,451	$128,210
ZipRecruiter, Inc. (a)	3,954	89,005
		217,215
Media – 1.7%
Nexstar Media Group, Inc. Class A	1,455	230,501
Omnicom Group, Inc.	1,338	101,862
TechTarget, Inc. (a)	759	51,088
The Interpublic Group of Cos., Inc.	2,708	88,335
		471,786
TOTAL COMMUNICATION SERVICES		689,001
CONSUMER DISCRETIONARY – 12.4%
Auto Components – 0.5%
Adient PLC (a)	2,566	87,603
Patrick Industries, Inc.	746	46,439
		134,042
Diversified Consumer Services – 0.2%
Adtalem Global Education, Inc. (a)	1,544	45,255
Hotels, Restaurants & Leisure – 3.2%
Brinker International, Inc. (a)	1,452	52,751
Caesars Entertainment, Inc. (a)	2,759	182,867
Churchill Downs, Inc.	1,159	235,207
Hilton Grand Vacations, Inc. (a)	2,841	133,044
Wyndham Hotels & Resorts, Inc.	3,090	271,796
		875,665
Household Durables – 2.3%
Helen of Troy Ltd. (a)	856	183,620
Mohawk Industries, Inc. (a)	2,060	290,584
Tempur Sealy International, Inc.	6,575	178,248
		652,452
Specialty Retail – 4.3%
Academy Sports & Outdoors, Inc.	880	32,877
American Eagle Outfitters, Inc.	221	3,339
AutoZone, Inc. (a)	160	312,875
Best Buy Co., Inc.	1,284	115,470
Dick's Sporting Goods, Inc.	1,745	168,253
Five Below, Inc. (a)	801	125,837
Lithia Motors, Inc.	438	124,011
Rent-A-Center, Inc.	1,558	37,579
Williams-Sonoma, Inc.	2,099	273,878
		1,194,119
Textiles, Apparel & Luxury Goods – 1.9%
Capri Holdings Ltd. (a)	1,742	83,093
Crocs, Inc. (a)	2,167	143,954
Tapestry, Inc.	9,116	300,099
		527,146
TOTAL CONSUMER DISCRETIONARY		3,428,679

	Shares	Value
CONSUMER STAPLES – 5.5%
Beverages – 0.3%
Primo Water Corp.	5,015	$ 73,420
Food & Staples Retailing – 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	4,306	277,091
US Foods Holding Corp. (a)	7,206	271,090
Walgreens Boots Alliance, Inc.	2,265	96,036
		644,217
Food Products – 2.9%
Darling Ingredients, Inc. (a)	5,150	377,958
Lamb Weston Holdings, Inc.	3,546	234,391
Nomad Foods Ltd. (a)	6,573	121,337
Seaboard Corp.	14	59,150
		792,836
TOTAL CONSUMER STAPLES		1,510,473
ENERGY – 7.1%
Energy Equipment & Services – 0.7%
TechnipFMC PLC (a)	28,106	194,493
Oil, Gas & Consumable Fuels – 6.4%
Antero Resources Corp. (a)	8,636	303,987
Brigham Minerals, Inc. Class A	932	23,095
Cenovus Energy, Inc.	5,449	100,697
Cheniere Energy, Inc.	2,857	388,009
Denbury, Inc. (a)	1,548	99,041
EQT Corp.	4,577	181,936
Hess Corp.	2,941	303,129
HF Sinclair Corp. (a)	3,198	121,588
Marathon Oil Corp.	4,067	101,350
Murphy Oil Corp.	4,322	164,582
		1,787,414
TOTAL ENERGY		1,981,907
FINANCIALS – 14.9%
Banks – 7.0%
BOK Financial Corp.	1,011	83,842
Comerica, Inc.	4,625	378,787
Cullen/Frost Bankers, Inc.	1,844	243,943
First Citizens BancShares, Inc. Class A	4	2,558
First Hawaiian, Inc.	4,279	101,027
M&T Bank Corp.	595	99,151
Signature Bank	1,664	403,104
Synovus Financial Corp.	4,629	192,289
Trico Bancshares	717	26,923
Webster Financial Corp.	2,916	145,771
Western Alliance Bancorp	1,486	113,099
Wintrust Financial Corp.	1,700	148,444
		1,938,938
Capital Markets – 0.7%
LPL Financial Holdings, Inc.	1,001	188,058

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Consumer Finance – 1.8%
Discover Financial Services	2,719	$ 305,779
Encore Capital Group, Inc. (a)	1,057	61,105
Synchrony Financial	3,412	125,596
		492,480
Diversified Financial Services – 0.0%
Cannae Holdings, Inc. (a)	106	2,374
Insurance – 5.4%
Arch Capital Group Ltd. (a)	4,576	208,986
Assurant, Inc.	1,599	290,826
Enstar Group Ltd. (a)	391	92,178
First American Financial Corp.	3,537	206,243
Lincoln National Corp.	3,794	228,209
Old Republic International Corp.	9,535	209,866
Primerica, Inc.	1,250	161,950
Reinsurance Group of America, Inc.	1,054	113,115
		1,511,373
TOTAL FINANCIALS		4,133,223
HEALTH CARE – 12.2%
Biotechnology – 1.5%
4D Molecular Therapeutics, Inc. (a)	319	3,799
Agios Pharmaceuticals, Inc. (a)	241	5,295
Allovir, Inc. (a)	316	1,438
ALX Oncology Holdings, Inc. (a)	267	3,412
Arcutis Biotherapeutics, Inc. (a)	120	2,423
Argenx SE ADR (a)	270	77,576
Avid Bioservices, Inc. (a)	1,033	13,904
Blueprint Medicines Corp. (a)	463	27,016
Celldex Therapeutics, Inc. (a)	456	13,931
Cytokinetics, Inc. (a)	761	30,341
Exelixis, Inc. (a)	2,838	63,401
Forma Therapeutics Holdings, Inc. (a)	253	1,913
Global Blood Therapeutics, Inc. (a)	818	25,113
Horizon Therapeutics PLC (a)	282	27,794
Keros Therapeutics, Inc. (a)	154	8,164
Kymera Therapeutics, Inc. (a)	309	9,687
Mirati Therapeutics, Inc. (a)	383	23,666
Prelude Therapeutics, Inc. (a)	372	1,707
Protagonist Therapeutics, Inc. (a)	570	5,181
Relay Therapeutics, Inc. (a)	210	5,004
REVOLUTION Medicines, Inc. (a)	112	2,237
TG Therapeutics, Inc. (a)	944	6,551
United Therapeutics Corp. (a)	282	50,072
Vaxcyte, Inc. (a)	24	581
Vericel Corp. (a)	468	13,338
Verve Therapeutics, Inc. (a)	516	7,699
		431,243
Health Care Equipment & Supplies – 1.6%
Envista Holdings Corp. (a)	3,285	130,152
Figs, Inc. Class A (a)	3,494	54,716

	Shares	Value

Hologic, Inc. (a)	2,480	$ 178,535
Integer Holdings Corp. (a)	1,060	79,680
Masimo Corp. (a)	26	2,937
		446,020
Health Care Providers & Services – 5.4%
Acadia Healthcare Co., Inc. (a)	2,884	195,766
AdaptHealth Corp. (a)	6,473	81,948
Laboratory Corp. of America Holdings (a)	910	218,655
Molina Healthcare, Inc. (a)	1,487	466,100
Owens & Minor, Inc.	4,786	169,855
Premier, Inc. Class A	1,950	70,610
R1 RCM, Inc. (a)	3,364	75,757
Surgery Partners, Inc. (a)	1,036	53,002
Universal Health Services, Inc. Class B	1,331	163,087
		1,494,780
Health Care Technology – 0.3%
Evolent Health, Inc. Class A (a)	2,939	80,881
Life Sciences Tools & Services – 2.2%
10X Genomics, Inc. Class A (a)	464	22,161
Bio-Rad Laboratories, Inc. Class A (a)	10	5,120
Charles River Laboratories International, Inc. (a)	1,206	291,261
Maravai LifeSciences Holdings, Inc. Class A (a)	30	922
Syneos Health, Inc. (a)	2,755	201,363
West Pharmaceutical Services, Inc.	265	83,491
		604,318
Pharmaceuticals – 1.2%
Arvinas, Inc. (a)	564	31,003
Jazz Pharmaceuticals PLC (a)	1,706	273,335
Prestige Consumer Healthcare, Inc. (a)	307	16,781
Viatris, Inc.	771	7,965
		329,084
TOTAL HEALTH CARE		3,386,326
INDUSTRIALS – 16.3%
Aerospace & Defense – 0.4%
Curtiss-Wright Corp.	759	108,469
Building Products – 2.0%
Builders FirstSource, Inc. (a)	6,971	429,205
JELD-WEN Holding, Inc. (a)	1,679	34,906
The AZEK Co., Inc. (a)	3,821	81,158
		545,269
Commercial Services & Supplies – 0.5%
Cimpress PLC (a)	610	30,811
The Brink's Co.	1,705	100,510
		131,321
Construction & Engineering – 1.2%
AECOM	2,284	161,159
Fluor Corp. (a)	7,165	177,334
		338,493

Quarterly Report	3

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Electrical Equipment – 3.2%
Acuity Brands, Inc.	1,037	$ 178,862
AMETEK, Inc.	1,541	194,566
Atkore, Inc. (a)	1,579	151,742
Generac Holdings, Inc. (a)	339	74,370
Regal Rexnord Corp.	1,331	169,356
Sensata Technologies Holding PLC (a)	2,514	114,161
		883,057
Machinery – 2.3%
Allison Transmission Holdings, Inc.	2,832	106,030
Crane Co.	1,609	154,834
ITT, Inc.	2,809	197,248
Oshkosh Corp.	1,253	115,827
SPX Corp. (a)	1,413	59,205
		633,144
Marine – 0.5%
Kirby Corp. (a)	1,992	129,878
Professional Services – 3.3%
Alight, Inc. (a)	12,426	106,739
ASGN, Inc. (a)	1,677	190,256
CACI International, Inc. Class A (a)	757	200,832
Insperity, Inc.	1,151	122,064
KBR, Inc.	4,458	219,467
Kforce, Inc.	1,026	71,871
ManpowerGroup, Inc.	78	7,036
Nielsen Holdings PLC	463	12,413
		930,678
Road & Rail – 1.7%
Knight-Swift Transportation Holdings, Inc.	4,042	193,571
TFI International, Inc.	3,575	287,716
		481,287
Trading Companies & Distributors – 1.2%
Beacon Roofing Supply, Inc. (a)	1,757	104,770
Rush Enterprises, Inc. Class A	1,566	79,678
Univar Solutions, Inc. (a)	5,705	166,130
		350,578
TOTAL INDUSTRIALS		4,532,174
INFORMATION TECHNOLOGY – 13.4%
Communications Equipment – 0.4%
Lumentum Holdings, Inc. (a)	1,440	116,942
Electronic Equipment, Instruments & Components – 2.3%
Advanced Energy Industries, Inc.	1,243	95,114
Fabrinet (a)	1,130	110,955
Flex Ltd. (a)	3,001	49,487
Insight Enterprises, Inc. (a)	1,574	156,408
SYNNEX Corp.	1,838	183,966
TTM Technologies, Inc. (a)	3,352	46,760
Zebra Technologies Corp. Class A (a)	20	7,393
		650,083

	Shares	Value

IT Services – 4.2%
Amdocs Ltd.	1,960	$ 156,193
Concentrix Corp.	1,344	211,653
Cyxtera Technologies, Inc. (a)	10,161	122,237
EPAM Systems, Inc. (a)	504	133,555
ExlService Holdings, Inc. (a)	1,085	147,723
Genpact Ltd.	3,656	147,227
Perficient, Inc. (a)	1,066	105,971
Unisys Corp. (a)	1,863	26,473
Verra Mobility Corp. (a)	4,379	61,437
WNS Holdings Ltd. ADR (a)	692	54,232
		1,166,701
Semiconductors & Semiconductor Equipment – 1.6%
Cirrus Logic, Inc. (a)	500	37,900
Entegris, Inc.	1,913	213,089
Ichor Holdings Ltd. (a)	3,010	87,621
SiTime Corp. (a)	542	91,365
		429,975
Software – 3.7%
ANSYS, Inc. (a)	514	141,705
CyberArk Software Ltd. (a)	1,484	233,196
Dynatrace, Inc. (a)	1,526	58,537
Paycom Software, Inc. (a)	378	106,396
Rapid7, Inc. (a)	1,731	165,345
Tenable Holdings, Inc. (a)	3,291	181,762
Workiva, Inc. (a)	1,334	128,744
		1,015,685
Technology Hardware, Storage & Peripherals – 1.2%
Avid Technology, Inc. (a)	3,497	110,890
Seagate Technology Holdings PLC	2,843	233,240
		344,130
TOTAL INFORMATION TECHNOLOGY		3,723,516
MATERIALS – 6.5%
Chemicals – 4.3%
Axalta Coating Systems Ltd. (a)	3,463	87,856
Element Solutions, Inc.	7,144	147,309
Huntsman Corp.	7,013	237,530
The Chemours Co.	4,986	164,887
The Mosaic Co.	2,267	141,506
Trinseo PLC	3,551	168,495
Tronox Holdings PLC Class A	2,927	50,345
Valvoline, Inc.	6,138	185,552
		1,183,480
Construction Materials – 1.0%
Eagle Materials, Inc.	1,365	168,332
Summit Materials, Inc. Class A (a)	3,864	107,419
		275,751
Containers & Packaging – 0.2%
O-I Glass, Inc. (a)	4,900	66,052
Metals & Mining – 1.0%
Commercial Metals Co.	3,823	156,743
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
Steel Dynamics, Inc.	1,556	$ 133,427
		290,170
TOTAL MATERIALS		1,815,453
REAL ESTATE – 5.4%
Equity Real Estate Investment Trusts (REITs) – 3.8%
Corporate Office Properties Trust	3,543	94,563
CubeSmart	6,543	310,858
Douglas Emmett, Inc.	5,314	156,550
Equity Lifestyle Properties, Inc.	1,620	125,194
Lexington Realty Trust	7,326	91,941
Terreno Realty Corp.	2,187	159,104
Ventas, Inc.	1,992	110,656
		1,048,866
Real Estate Management & Development – 1.6%
Cushman & Wakefield PLC (a)	1,947	34,851
Jones Lang LaSalle, Inc. (a)	1,715	375,122
Realogy Holdings Corp. (a)	3,735	40,936
		450,909
TOTAL REAL ESTATE		1,499,775
UTILITIES – 2.7%
Electric Utilities – 1.4%
Alliant Energy Corp.	2,660	156,434
Edison International	1,740	119,695
PG&E Corp. (a)	8,318	105,223

	Shares	Value

		381,352
Gas Utilities – 0.5%
Brookfield Infrastructure Corp.	1,958	$ 138,861
Independent Power and Renewable Electricity Producers – 0.6%
The AES Corp.	8,913	182,003
Multi-Utilities – 0.2%
MDU Resources Group, Inc.	2,102	54,148
TOTAL UTILITIES		756,364
TOTAL COMMON STOCKS (Cost $27,899,377)		27,456,891
Money Market Fund – 1.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $317,766)	317,766	317,766
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $28,217,143)		27,774,657
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(5,213)
NET ASSETS – 100.0%		$ 27,769,444

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	5

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	7